Operating profit	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating profit
8. Operating profit

The following items have been included in operating profit:	2021 £m	2020 £m	2019 £m
Employee costs (Note 9)	9,003	10,249	9,855

Advertising	1,806	1,777	1,567

Distribution costs	379	408	393

Depreciation of property, plant and equipment	982	989	1,017

Impairment of property, plant and equipment, net of reversals	103	443	669

Depreciation of right of use assets	213	225	214

Impairment of right of use assets	7	3	2

Amortisation of intangible assets	1,181	1,137	1,103

Impairment of intangible assets, net of reversals	416	257	126

Impairment of property, plant and equipment held for sale, net of reversals	1	3	–

Impairment of intangible assets held for sale, net of reversals	1	20	1

Impairment of goodwill allocated to a disposal group, net of reversals	–	16	4

Net foreign exchange (gains)/losses	(2)	110	(37)

Inventories:

Cost of inventories included in cost of sales	9,192	9,480	9,482

Write-down of inventories	946	699	578

Reversal of prior year write-down of inventories	(384)	(274)	(230)

Short-term lease charge	7	11	12

Low-value lease charge	3	5	4

Variable lease payments	10	11	13

Fees payable to the company’s auditor and its associates in relation to the Group (see below)	31.7	29.9	30.4
The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.
Net foreign
 exchange (gains)/losses
include a net gain of £35 million (2020 – £36 million loss; 2019 – £75 million gain) arising from the recycling of exchange on liquidation or disposal of overseas subsidiaries. The recycling of exchange on disposal of overseas associates of a loss of £10 million (2020 – £nil) is reported through loss on disposal of interest in associates.
Included within operating profit are Major restructuring charges of £626 million (2020 – £1,532 million; 2019 – £1,105 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2021 £m	2020 £m	2019 £m
Audit of parent company and consolidated financial statements including attestation under s.404 of Sarbanes-Oxley Act 2002	13.2	13.8	15.6

Audit of the company’s subsidiaries	14.5	14.5	13.5
Total audit services	27.7	28.3	29.1

Audit related and other assurance services	4.0	1.6	1.2

All other services	–	–	0.1
Total audit-related and non-audit services	4.0	1.6	1.3
	31.7	29.9	30.4

The other assurance services provided by the auditor related to agreed upon procedures and other assurance services outside of statutory audit requirements. In addition to the above, fees paid to the auditor in respect of the GSK pension schemes were:

	2021 £m	2020 £m	2019 £m
Audit	0.2	0.2	0.2

Other services	–	–	–
There was no material fee paid in 2021 to other auditors in respect of audits of certain of the company’s subsidiaries acquired during the year (2020 – £0.2 million, 2019 – £0.8 million).
Audit fees include £0.9 million in relation to incremental audit work performed in 2021 for audit opinions issued compliant with PCAOB auditing standards in preparation for the Consumer Healthcare demerger.
Audit related and other assurance services include
£2.4 million due to reporting accountant work performed in preparation for the Consumer Healthcare demerger.